Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 134	£ 100
Other	2,064	2,243
Other liabilities	£ 2,198	£ 2,343